CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities:
Net income	$ 49,908	$ 7,539
Adjustments to reconcile net income to cash provided by operating activities
Depreciation and amortization of deferred charges	24,160	22,839
Amortization of debt issuance costs (Note 11)	1,040	1,073
Compensation cost on restricted stock (Note 10(h))	3,918	5,270
Change in fair value of derivatives (Note 7)	(252)	227
Gain on sale of vessels	0	(1,500)
(Gain)/loss on related party investments (Note 4 (a))	100	(2,482)
Loss from equity method investments, net of dividend (Note 3)	418	767
Gain/(loss) on equity securities (Note 4(b))	(40,683)	403
Gain on warrants (Note 10(g))	1,086	(515)
(Increase) / Decrease
Accounts receivable, trade	(2,944)	1,464
Due from related parties	162	96
Inventories	(259)	(140)
Prepaid expenses and other assets	140	(2,471)
Increase / (Decrease)
Accounts payable	(584)	2,002
Due to related parties	152	(25)
Accrued liabilities	2,949	(1,945)
Deferred revenue	(295)	(162)
Other non-current liabilities	828	139
Drydock cost	(2,010)	(6,744)
Net Cash Provided by Operating Activities	37,834	25,835
Cash Flows from Investing Activities:
Payments for vessels under construction and vessel improvements (Note 5)	(643)	(727)
Proceeds from sale of vessels, net of expenses (Note 5)	0	11,535
Return of capital from equity method investment (Note 3)	3,675	3,505
Payments to acquire investments (Note 3 and 4 (b))	(8,539)	(40,295)
Proceeds from sale of investments (Note 4 (b))	3,642	0
Time deposits placements	0	(20,000)
Time deposit maturities	0	17,500
Loan to related party, net	(390)	0
Payments to acquire property, furniture and fixtures (Note 6)	(1,822)	(851)
Net Cash Used in Investing Activities	(4,077)	(29,333)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock, net of fees (Note 10(g))	2,097	69
Payments of dividends, preferred stock (Note 10(b))	(2,884)	(2,884)
Payments of dividends, common stock (Note 10(f))	(2,480)	(2,316)
Payments for repurchase of common stock (Note 10(e))	0	(23,048)
Payments of financing costs (Notes 4 (b))	(3,722)	0
Repayments of long-term debt and finance liabilities (Notes 7 and 8)	(31,095)	(28,391)
Net Cash Used in Financing Activities	(38,084)	(56,570)
Cash, Cash Equivalents and Restricted Cash, Period Decrease	(4,327)	(60,068)
Cash, Cash Equivalents and Restricted Cash, Beginning Balance	122,255	143,666
Cash, Cash Equivalents and Restricted Cash, Ending Balance	117,928	83,598
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	48,678	65,098
Restricted Cash, current	51,250	0
Restricted cash, non-current	18,000	18,500
Cash, Cash Equivalents and Restricted Cash, Total	117,928	83,598
SUPPLEMENTAL CASH FLOW INFORMATION
Noncash investment-related expenses	2,298	0
Interest paid, net of amounts capitalized	$ 10,995	$ 21,246